SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

37. SUBSEQUENT EVENTS

a.	On October 20, 2025, the Company and TIF entered into a Conditional Separation Agreement in relation to the transfer of a portion of the Company’s wholesale fiber connectivity business and assets (the “Infraco Spin-Off”) to TIF, effective January 1, 2026. Pursuant to the agreement, the total value of the transferred transaction object amounted to IDR 35,787 billion. As consideration for the transfer of the transaction object, TIF issued 357,872,580 shares to the Company, as stipulated in Notarial Deed of Aulia Taufani, S.H., No. 63 dated December 18, 2025, The deed was subsequently approved by the Ministry of Law and Human Rights of the Republic of Indonesia (“Kemenkumham”) pursuant to Decree No. 0086733.AH.01.02 dated January 1, 2026.
b.	Effective January 1, 2026, the Company transferred bank loans from DBS, BNI, and BCA to TIF amounting to Rp1,831 billion, Rp2,649 billion, and Rp5,317 billion, respectively, in connection with the Infraco Spin-Off project.
c.	On January 6, 2026, DAM transferred the Company's shares to BP BUMN, resulting in BP BUMN owning 1% of the total state ownership through BP BUMN and DAM, amounting to 516,023,535 shares, consisting of Series B shares representing 0.52% of the total shares issued and fully paid by the Company.
d.	On January 6, 2026, January 23, 2026, and April 1, 2026, Telkomsel made repayments of its bank loan to BNI amounting to Rp4,000 billion.
e.	On January 12, 2026, February 27, 2026, and March 27, 2026, Telkomsel made repayments of its bank loan to Bank Mandiri amounting to Rp3,000 billion.
f.	On January 12, 2026, March 30, 2026, and April 30, 2026, Telkomsel made repayments of its bank loan to Bank Sinarmas amounting to Rp3,000 billion.
g.	On January 29, 2026, and April 13, 2026, Telkomsel made repayments of its bank loan to Bank of China amounting to Rp3,800 billion.
h.	On January 6, 2026, April 27, 2026, and May 12, 2026, Telkomsel made repayments of its bank loan to CIMB Niaga amounting to Rp2,500 billion.
i.	On January 29, 2026, and February 13, 2026, Telkomsel made repayments of its bank loan to MUFG and DBS amounting to Rp1,000 billion and Rp1,000 billion, respectively.
j.	During the period from January to April 2026, Telkomsel has made loan drawdowns from Bank of China, Bank Sinarmas, CIMB Niaga, BNI, and DBS Bank amounting to Rp3,800 billion, Rp2,000 billion, Rp1,500 billion, Rp1,000 billion, and Rp1,000 billion, respectively.
k.	On May 1, 2026, the Company announced its plan to conduct a share buyback of publicly held shares, with a maximum amount of Rp1,000 billion and not exceeding 10% of the issued and fully paid-up share capital. The share buyback period will be no longer than 12 (twelve) months from the date of approval by the General Meeting of Shareholders (GMS) on June 8, 2026, and is planned to commence from June 9, 2026 until June 8, 2027.